Pioneer Equity Premium Income Fund
Schedule of Investments  |  January 31, 2025

A: PMARX	C: PRRCX	K: FLEKX	R: MUARX	Y: PMYRX

Schedule of Investments  |  1/31/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.6%
	Common Stocks — 43.2% of Net Assets
	Air Freight & Logistics — 0.9%
9,263	United Parcel Service, Inc., Class B	$ 1,058,113
	Total Air Freight & Logistics	$1,058,113

	Banks — 9.1%
94,344	ABN AMRO Bank NV (C.V.A.) (144A)	$ 1,587,002
43,755	Citizens Financial Group, Inc.	2,081,425
24,424	Comerica, Inc.	1,644,224
70,620	DBS Group Holdings, Ltd.	2,318,145
40,000	ING Groep NV (A.D.R.)	662,800
55,747	ING Groep NV	929,012
70,524	Regions Financial Corp.	1,737,711
17,852(a)+#	TCS Group Holding Plc (G.D.R.)	—
	Total Banks	$10,960,319

	Capital Markets — 4.3%
18,055	Morgan Stanley	$ 2,499,354
25,962	State Street Corp.	2,638,258
	Total Capital Markets	$5,137,612

	Chemicals — 0.8%
12,889	LyondellBasell Industries NV, Class A	$ 975,697
	Total Chemicals	$975,697

	Consumer Staples Distribution & Retail — 0.0%
23,507+#	Magnit PJSC	$ —
	Total Consumer Staples Distribution & Retail	$—

	Diversified Telecommunication Services — 1.5%
46,069	Verizon Communications, Inc.	$ 1,814,658
	Total Diversified Telecommunication Services	$1,814,658

	Electric Utilities — 3.5%
36,203	Eversource Energy	$ 2,088,189
54,170	FirstEnergy Corp.	2,155,966
	Total Electric Utilities	$4,244,155

	Hotel & Resort REITs — 0.5%
34,363	Host Hotels & Resorts, Inc.	$ 574,206
	Total Hotel & Resort REITs	$574,206

	Household Durables — 1.2%
13,419	Whirlpool Corp.	$ 1,409,129
	Total Household Durables	$1,409,129

1Pioneer Equity Premium Income Fund | 1/31/25

Shares		Value
	Insurance — 3.6%
38,462	ASR Nederland NV	$ 1,901,258
371,869	Aviva Plc	2,369,953
	Total Insurance	$4,271,211

	IT Services — 3.2%
14,906	International Business Machines Corp.	$ 3,811,464
	Total IT Services	$3,811,464

	Marine Transportation — 0.6%
48,862	Star Bulk Carriers Corp.	$ 751,009
	Total Marine Transportation	$751,009

	Mortgage Real Estate Investment Trusts (REITs) — 1.6%
297,974	Redwood Trust, Inc.	$ 1,951,730
	Total Mortgage Real Estate Investment Trusts (REITs)	$1,951,730

	Multi-Utilities — 1.9%
41,915	Dominion Energy, Inc.	$ 2,330,055
	Total Multi-Utilities	$2,330,055

	Office REITs — 1.7%
26,550	Cousins Properties, Inc.	$ 810,572
142,207	Piedmont Office Realty Trust, Inc., Class A	1,242,889
	Total Office REITs	$2,053,461

	Oil, Gas & Consumable Fuels — 5.1%
59,077	BP Plc (A.D.R.)	$ 1,834,932
40,298	BW LPG, Ltd. (144A)	511,615
58,189	BW LPG, Ltd. (144A)	737,255
16,390	Chord Energy Corp.	1,843,055
26,700	Enbridge, Inc.	1,154,508
45,047+#	LUKOIL PJSC	—
	Total Oil, Gas & Consumable Fuels	$6,081,365

	Pharmaceuticals — 0.9%
98,758	Viatris, Inc.	$ 1,113,990
	Total Pharmaceuticals	$1,113,990

Pioneer Equity Premium Income Fund | 1/31/252

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Shares		Value
	Tobacco — 2.8%
31,257	Altria Group, Inc.	$ 1,632,553
13,585	Philip Morris International, Inc.	1,768,767
	Total Tobacco	$3,401,320

	Total Common Stocks (Cost $52,252,089)	$51,939,494

	Preferred Stock — 0.0%† of Net Assets
	Real Estate Management & Development — 0.0%†
204(a)	Wheeler Real Estate Investment Trust, Inc.	$ 34,374
	Total Real Estate Management & Development	$34,374

	Total Preferred Stock (Cost $167,705)	$34,374

Principal Amount USD ($)
	Foreign Government Bond — 0.0% of Net Assets
	Russia — 0.0%
RUB230,742,000(b)+#	Russian Federal Bond - OFZ, 8.150%, 2/3/27	$ —
	Total Russia	$—

	Total Foreign Government Bond (Cost $3,180,246)	$—

	Equity Linked Notes — 53.1% of Net Assets
	Aerospace & Defense — 1.7%
31,300	Goldman Sachs International (Embraer S.A.), 12.50%, 5/27/25	$ 1,027,266
24,600	Toronto-Dominion Bank (Embraer S.A.), 14.13%, 2/10/26	1,006,994
	Total Aerospace & Defense	$2,034,260

	Apparel Retail — 1.5%
6,500	Citigroup Global Markets Holdings, Inc.(Abercrombie & Fitch Co.), 1/15/26 (144A)	$ 901,940
7,000	Toronto-Dominion Bank (Abercrombie & Fitch Co.), 21.25%, 11/28/25	902,125
	Total Apparel Retail	$1,804,065

3Pioneer Equity Premium Income Fund | 1/31/25

Principal Amount USD ($)		Value
	Auto Manufacturers — 0.7%
73,500	BNP Paribas Issuance BV (Ford Motor Co.), 13.72%, 7/31/25 (144A)	$ 789,390
	Auto Manufacturers	$789,390

	Banks — 2.8%
20,400	Canadian Imperial Bank of Commerce (Teck Resources Ltd.), 10.00%, 8/28/25	$ 876,517
14,600	Royal Bank of Canada (LAM Research Corp.), 16.03%, 10/31/25 (144A)	1,117,849
6,700	Toronto-Dominion Bank (Toll Brothers, Inc.), 11.65%, 9/30/25	944,599
14,200	Wells Fargo Bank NA (Bar Harbor Bankshares, Inc.), 14.60%, 12/31/25	457,382
	Total Banks	$3,396,347

	Beverages — 0.5%
12,000	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 23.55%, 11/10/25 (144A)	$ 351,360
11,600	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 23.58%, 12/1/25 (144A)	313,316
	Total Beverages	$664,676

	Biotechnology — 1.3%
4,300	Bank of America NA (Vaxcyte Ltd.), 21.37%, 3/25/25	$ 337,679
900	Citigroup Global Markets Holdings, Inc.(Regeneron Pharmaceuticals, Inc.), 11.50%, 1/27/26 (144A)	621,648
6,900	Merrill Lynch BV (Biontech SE), 11.81%, 8/29/25	659,364
	Total Biotechnology	$1,618,691

	Building Products — 1.0%
7,200(c)	HSBC Bank Plc(Builders Firstsource IN), 9/22/25	$ 1,195,272
	Total Building Products	$1,195,272

	Computer Hardware — 2.3%
19,200(c)	HSBC Bank Plc (Pure Storage, Inc.), 9/9/25	$ 1,067,712
19,700	RBC Capital Markets Corp. (Pure Storage, Inc.), 16.09%, 4/30/25 (144A)	1,104,382
10,000	Wells Fargo Bank NA (Western Digital Corp.), 14.08%, 3/25/25	624,600
	Total Computer Hardware	$2,796,694

Pioneer Equity Premium Income Fund | 1/31/254

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Consumer Discretionary — 0.3%
9,600(c)	HSBC Bank Plc (Draftkings, Inc.), 8/25/25	$ 340,560
	Consumer Discretionary	$340,560

	Credit Services — 0.6%
10,100	Wells Fargo Bank NA (PayPal Holdings, Inc.), 14.28%, 2/7/25	$ 694,981
	Total Credit Services	$694,981

	Diversified Consumer Services — 0.9%
25,400	JP Morgan Structured Products BV (DraftKings, Inc.), 1/22/26	$ 1,042,888
	Total Diversified Consumer Services	$1,042,888

	Diversified Telecommunication Services — 0.2%
7,500	Mizuho Markets Cayman LP (Pinterest, Inc.), 15.67%, 10/17/25	$ 241,586
	Total Diversified Telecommunication Services	$241,586

	Electrical Equipment — 2.2%
8,600	BNP Paribas Issuance BV (Vertiv Holdings Co.), 20.17%, 3/17/25 (144A)	$ 692,340
10,700	Canadian Imperial Bank of Commerce (Vertiv Holdings Co.), 21.60%, 7/18/25	1,069,218
3,900	Mizuho Markets Cayman LP (Powell Industries, Inc.), 20.43%, 1/15/26	928,038
	Total Electrical Equipment	$2,689,596

	Financial Services — 1.4%
3,500	BNP Paribas Issuance BV (Coinbase Global, Inc.), 22.51%, 10/31/25 (144A)	$ 861,385
18,300	JP Morgan Structured Products BV (Globalstar, Inc.), 11/28/25	811,638
	Total Financial Services	$1,673,023

	Footwear & Accessories — 0.9%
31,000	RBC Capital Markets Corp. (On Holding AG), 17.15%, 2/25/25 (144A)	$ 1,109,115
	Total Footwear & Accessories	$1,109,115

	Healthcare-Products — 1.5%
27,900	BNP Paribas Issuance BV (Perrigo Company Plc), 11/28/25 (144A)	$ 710,613
5Pioneer Equity Premium Income Fund | 1/31/25

Principal Amount USD ($)		Value
	Healthcare-Products — (continued)
4,300	Merrill Lynch BV (Novo Nordisk A/S ), 12.57%, 12/31/25	$ 361,458
55,800	Royal Bank of Canada (Elanco Animal Health, Inc.), 11/28/25 (144A)	710,613
	Total Healthcare-Products	$1,782,684

	Healthcare-Services — 0.3%
1,100	Citigroup Global Markets Holdings, Inc.(The Cigna Group), 11.98%, 12/31/25 (144A)	$ 317,213
	Total Healthcare-Services	$317,213

	Household & Personal Products — 0.7%
4,900(c)	JP Morgan Structured Products BV (The Estée Lauder Cos., Inc.), 17.65%, 12/3/25	$ 346,913
4,300	Royal Bank of Canada (ELF Beauty, Inc.), 21.28%, 4/22/25 (144A)	466,959
	Total Household & Personal Products	$813,872

	Internet & Direct Marketing Retail — 2.0%
5,800	Canadian Imperial Bank of Commerce (eBay, Inc.), 9.80%, 6/17/25	$ 339,825
29,200	Canadian Imperial Bank of Commerce (Maplebear, Inc.), 14.45%, 6/23/25	1,071,202
5,500	Citigroup Global Markets Holdings, Inc. (Amazon.com, Inc.), 9.64%, 2/12/25 (144A)	1,033,838
	Total Internet & Direct Marketing Retail	$2,444,865

	Internet Content & Information — 2.3%
19,900	Canadian Imperial Bank of Commerce (Pinterest, Inc.), 14.80%, 5/12/25	$ 672,164
9,000(c)	HSBC Bank Plc (Doordash, Inc.), 14.20%, 6/23/25	1,107,966
30,200	Mortgage Finance (Pinterest, Inc.), 16.40%, 2/10/26	997,630
	Total Internet Content & Information	$2,777,760

	Iron & Steel — 0.6%
62,000	Toronto-Dominion Bank (Cleveland-Cliffs, Inc.), 14.33%, 7/24/25	$ 693,780
	Iron & Steel	$693,780

	Leisure Products — 1.0%
32,400	Toronto-Dominion Bank (Yeti Holdings, Inc.), 14.73%, 5/20/25	$ 1,198,962
	Total Leisure Products	$1,198,962

Pioneer Equity Premium Income Fund | 1/31/256

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Machinery — 0.9%
8,300	Wells Fargo Bank NA (Generac Holdings, Inc.), 15.36%, 2/7/25	$ 1,061,487
	Total Machinery	$1,061,487

	Metals & Mining — 5.2%
35,500	BNP Paribas Issuance BV (Alcoa Corp.), 19.36%, 3/6/25 (144A)	$ 1,081,532
29,800(c)	JP Morgan Structured Products BV (Alcoa Corp.), 17.35%, 7/31/25	1,018,892
18,400	Merrill Lynch BV (Barrick Gold Corp.), 11.73%, 11/21/25	300,656
17,600	Merrill Lynch BV (Barrick Gold Corp.), 11.83%, 6/5/25	291,192
13,400	Mizuho Markets Cayman LP (Cameco Corp.), 11/28/25	717,476
7,400	Mizuho Markets Cayman LP Newmont Corp.), 12.60%, 12/1/25	320,102
11,800	Nomura America Finance LLC (Centrus Energy Corp.), 22.05%, 4/21/25	723,883
21,100	RBC Capital Markets Corp. (Cameco Corp.), 16.99%, 4/15/25 (144A)	1,048,354
11,500	Wells Fargo Bank NA (Cameco Corp.), 14.19%, 2/25/25	514,395
6,400	Wells Fargo Bank NA (Teck Resources Ltd.), 13.30%, 4/24/25	266,944
	Total Metals & Mining	$6,283,426

	Office REITs — 2.7%
15,700	BNP Paribas Issuance BV (Boston Properties, Inc.), 15.57%, 3/19/25 (144A)	$ 1,092,249
21,800	BNP Paribas Issuance BV (SL Green Reality Corp.), 20.99%, 2/25/25 (144A)	1,025,049
18,900	Goldman Sachs International (SL Green Reality Corp.), 18.34%, 6/23/25	1,104,032
	Total Office REITs	$3,221,330

	Oil, Gas & Consumable Fuels — 2.2%
37,900	Canadian Imperial Bank of Commerce (Antero Resources Corp.), 15.95%, 3/3/25	$ 1,085,607
50,000	Canadian Imperial Bank of Commerce (Kosmos Energy Ltd.), 15.90%, 3/18/25	166,735
7Pioneer Equity Premium Income Fund | 1/31/25

Principal Amount USD ($)		Value
	Oil, Gas & Consumable Fuels — (continued)
10,000	Goldman Sachs International (Range Resources Corp.), 14.65%, 3/6/25	$ 345,620
78,000(c)	JP Morgan Structured Products BV (Permian Resources Corp.), 12.61%, 9/22/25	1,075,324
	Total Oil, Gas & Consumable Fuels	$2,673,286

	Real Estate Management & Development — 0.8%
15,100	Mizuho Markets Cayman LP (SL Green Realty Corp.), 14.60%, 1/15/26	$ 1,009,284
	Total Real Estate Management & Development	$1,009,284

	Semiconductors & Semiconductor Equipment — 6.8%
2,400	Citigroup Global Markets Holdings, Inc.(Axcelis Technologies, Inc.), 17.42%, 10/3/25 (144A)	$ 187,920
29,800	Goldman Sachs International (Intel Corp.), 12.90%, 5/27/25	603,301
29,400(c)	HSBC Bank Plc (Intel Corp.), 14.10%, 7/18/25	623,721
7,800(c)	HSBC Bank Plc (On Semiconductor Corp.), 8/7/25	453,999
9,100(c)	JP Morgan Structured Products BV (Micron Technology, Inc.), 15.76%, 10/28/25	901,124
11,200(c)	JP Morgan Structured Products BV (Micron Technology, Inc.), 17.13%, 8/15/25	1,009,650
5,700(c)	Merrill Lynch BV (Axcelis Technologies, Inc.), 12/19/25	421,600
4,300	Merrill Lynch BV (Axcelis Technologies, Inc.), 15.81%, 7/11/25	342,516
2,700	Merrill Lynch BV (Axcelis Technologies, Inc.), 16.55%, 8/26/25	210,641
4,300	Merrill Lynch BV (Micron Technology, Inc.), 16.44%, 12/31/25	381,711
11,300	Mizuho Markets Cayman LP (Microchip Technology, Inc.), 12.53%, 4/30/25	645,196
5,400	Mizuho Markets Cayman LP (Qualcomm, Inc.), 14.55%, 8/15/25	908,153
4,200	Royal Bank of Canada (On Semiconductor Corp.), 15.958%, 10/24/25 (144A)	247,485
21,300	Toronto-Dominion Bank (Allegro MicroSystems, Inc.), 15.60%, 3/25/25	524,832
12,600	Toronto-Dominion Bank (On Semiconductor Corp.), 14.48%, 5/27/25	698,985
	Total Semiconductors & Semiconductor Equipment	$8,160,834

Pioneer Equity Premium Income Fund | 1/31/258

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Software — 5.1%
25,100	Citigroup Global Markets Holdings, Inc.(Toast, Inc.), 17.10%, 11/28/25 (144A)	$ 1,005,631
8,000	Citigroup Global Markets Holdings, Inc.(Uber Technologies, Inc.), 12/31/25 (144A)	520,960
3,900	Citigroup Global Markets Holdings, Inc. (Uber Technologies, Inc.), 13.89%, 2/25/25 (144A)	261,027
4,000	Goldman Sachs International (Affirm Holdings, Inc.), 27.61%, 7/1/25	131,666
7,900	Goldman Sachs International (Affirm Holdings, Inc.), 28.05%, 6/2/25	272,242
17,200(c)	HSBC Bank Plc (Affirm Holdings, Inc.), 10/31/25	824,138
66,800(c)	JP Morgan Structured Products BV (Lyft, Inc.), 21.00%, 6/23/25	886,970
6,500(c)	JP Morgan Structured Products BV (Zoom Video Communications, Inc.), 13.02%, 3/7/25	480,953
28,800	Mizuho Markets Cayman LP (Toast, Inc.), 1/22/26	1,067,976
500	Toronto-Dominion Bank (Adobe, Inc.), 11.30%, 12/5/25	239,250
58,000	Wells Fargo Bank NA (Bumble, Inc.), 19.45%, 3/17/25	465,160
	Total Software	$6,155,973

	Speciality Chemicals — 0.3%
1,300	Goldman Sachs International (Air Products and Chemicals, Inc.), 9.96%, 4/29/25	$ 332,063
	Total Speciality Chemicals	$332,063

	Speciality Industrial Machinery — 0.8%
6,600	Mortgage Finance (Generac Holdings, Inc.), 13.00%, 2/10/26	$ 1,002,733
	Total Speciality Industrial Machinery	$1,002,733

	Specialty Retail — 0.9%
4,800	BNP Paribas Issuance (BV Dick's Sporting Goods, Inc.), 14.54%, 9/23/25 (144A)	$ 1,076,928
	Total Specialty Retail	$1,076,928

	Textiles, Apparel & Luxury Goods — 0.7%
38,400	BNP Paribas Issuance BV (Capri Holdings Ltd.), 18.27%, 11/12/25 (144A)	$ 849,792
	Total Textiles, Apparel & Luxury Goods	$849,792

	Total Equity Linked Notes (Cost $65,703,254)	$63,947,416

9Pioneer Equity Premium Income Fund | 1/31/25

Shares		Value
	SHORT TERM INVESTMENTS — 3.3% of Net Assets
	Open-End Fund — 3.3%
4,006,336(d)	Dreyfus Government Cash Management, Institutional Shares, 4.26%	$ 4,006,336
		$4,006,336

	TOTAL SHORT TERM INVESTMENTS (Cost $4,006,336)	$4,006,336

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Put Options On Indices Purchased — 0.1%
276	NASDAQ 100 INDEX	Morgan Stanley & Co. LLC	USD 126,819	USD 20,050.66	3/26/25	$54,311
1,999	S&P 500 INDEX	Morgan Stanley & Co. LLC	USD 202,034	USD 5,657.42	4/17/25	98,719
	Total Over The Counter (OTC) Put Options On Indices Purchased (Premiums paid $ 328,853)					$153,030

	TOTAL OPTIONS PURCHASED (Premiums paid $ 328,853)					$153,030

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.7% (Cost $125,638,483)					$120,080,650
	OTHER ASSETS AND LIABILITIES — 0.3%					$312,621
	net assets — 100.0%					$120,393,271

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(G.D.R.)	Global Depositary Receipts.
REIT	Real Estate Investment Trust.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $21,813,800, or 18.1% of net assets.
(a)	Non-income producing security.
(b)	Security is in default.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Pioneer Equity Premium Income Fund | 1/31/2510

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
LUKOIL PJSC	8/11/2021	$3,941,439	$—
Magnit PJSC	12/1/2021	1,791,726	—
Russian Federal Bond - OFZ	10/7/2020	3,180,246	—
TCS Group Holding Plc (G.D.R.)	8/27/2021	1,517,792	—
Total Restricted Securities			$—
% of Net assets			0.0%
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
RUB — Russian Ruble
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$10,960,319	$—	$—*	$10,960,319
Consumer Staples Distribution & Retail	—	—	—*	—*
Oil, Gas & Consumable Fuels	6,081,365	—	—*	6,081,365
All Other Common Stocks	34,897,810	—	—	34,897,810
Preferred Stock	—	34,374	—	34,374
Foreign Government Bond	—	—	—*	—*
Equity Linked Notes	—	63,947,416	—	63,947,416
Open-End Fund	4,006,336	—	—	4,006,336
Over The Counter (OTC) Put Options On Indices Purchased	—	153,030	—	153,030
Total Investments in Securities	$55,945,830	$64,134,820	$—	$120,080,650
*	Securities valued at $0.
During the period ended January 31, 2025, there were no transfers in or out of Level 3.
11Pioneer Equity Premium Income Fund | 1/31/25